UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09397
The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Utilities Fund
Third Quarter Report
September 30, 2009
To Our Shareholders,
     The Gabelli Utilities Fund’s (the “Fund”) (Class AAA) total return was 11.0% during the third quarter of 2009 compared with the Standard & Poor’s (“S&P”) 500 Utilities Index and the Lipper Utility Fund Average of 6.2% and 9.6%, respectively.
     Enclosed is the portfolio of investments as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(8/31/99)
Gabelli Utilities Fund Class AAA	11.03%		10.36%		0.64%		0.93%		6.45%		6.82%		6.77%
S&P 500 Utilities Index	6.15		4.33		(7.06)		(1.16)		7.00		3.60		3.07
Lipper Utility Fund Average	9.64		10.09		(4.84)		(1.39)		6.70		3.73		3.68
Class A	11.14		10.47		0.78		0.97		6.48		6.86		6.81
	4.75	(b)	4.12	(b)	(5.01	)(b)	(1.00	)(b)	5.23	(b)	6.23	(b)	6.18 (b)
Class B	10.99		9.88		0.06		0.20		5.68		6.27		6.23
	5.99	(c)	4.88	(c)	(4.94	)(c)	(0.80	)(c)	5.35	(c)	6.27		6.23
Class C	10.91		9.81		0.06		0.20		5.71		6.31		6.27
	9.91	(d)	8.81	(d)	(0.94	)(d)	0.20		5.71		6.31		6.27
Class I	11.17		10.67		0.94		1.08		6.54		6.86		6.82

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.43%, 1.43%, 2.18%, 2.18%, and 1.18%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The values of utility stocks change as long-term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance, while the Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Utilities Fund
Schedule of Investments — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 93.0%
	ENERGY AND UTILITIES — 74.6%
	Energy and Utilities: Alternative Energy — 0.4%
25,000	Ormat Industries Ltd.	$209,744
65,000	Ormat Technologies Inc.	2,653,300

		2,863,044

	Energy and Utilities: Electric Integrated — 40.8%
245,000	Allegheny Energy Inc.	6,497,400
52,000	ALLETE Inc.	1,745,640
68,000	Alliant Energy Corp.	1,893,800
140,000	Ameren Corp.	3,539,200
240,000	American Electric Power Co. Inc.	7,437,600
200,000	Avista Corp.	4,044,000
345,000	Black Hills Corp.	8,683,650
117,000	Central Vermont Public Service Corp.	2,258,100
35,000	Cleco Corp.	877,800
65,000	CMS Energy Corp.	871,000
350,000	Constellation Energy Group Inc.	11,329,500
144,000	Dominion Resources Inc.	4,968,000
395,000	DPL Inc.	10,309,500
6,000	DTE Energy Co.	210,840
350,000	Duke Energy Corp.	5,509,000
8,000	E.ON AG	339,265
160,000	Edison International	5,372,800
376,000	El Paso Electric Co.†	6,643,920
197,000	Endesa SA	6,509,395
3,000	Entergy Corp.	239,580
56,000	FirstEnergy Corp.	2,560,320
150,000	Florida Public Utilities Co.	1,822,500
322,000	FPL Group Inc.	17,784,060
760,000	Great Plains Energy Inc.	13,642,000
385,000	Hawaiian Electric Industries Inc.	6,976,200
273,000	Integrys Energy Group Inc.	9,797,970
2,000	International Power plc	9,237
400,000	LSI Corp.†	2,196,000
68,500	Maine & Maritimes Corp.	2,462,575
243,000	MGE Energy Inc.	8,864,640
190,000	NiSource Inc.	2,639,100
385,000	NorthWestern Corp.	9,405,550
235,000	NRG Energy Inc.†	6,624,650
290,000	OGE Energy Corp.	9,593,200
165,000	Otter Tail Corp.	3,948,450
40,000	PG&E Corp.	1,619,600
172,000	Pinnacle West Capital Corp.	5,645,040
1,000,000	PNM Resources Inc.	11,680,000
46,000	PPL Corp.	1,395,640
212,000	Progress Energy Inc.	8,280,720
120,000	Public Service Enterprise Group Inc.	3,772,800
191,000	SCANA Corp.	6,665,900
135,000	TECO Energy Inc.	1,900,800
216,000	The Empire District Electric Co.	3,907,440
240,000	The Southern Co.	7,600,800
139,400	Unisource Energy Corp.	4,286,550
55,000	Unitil Corp.	1,234,750
310,000	Vectren Corp.	7,142,400
720,000	Westar Energy Inc.	14,047,200
230,000	Wisconsin Energy Corp.	10,389,100
205,000	Xcel Energy Inc.	3,944,200

		281,119,382

	Energy and Utilities:
	Electric Transmission and Distribution — 6.7%
255,000	CH Energy Group Inc.	11,299,050
242,000	Consolidated Edison Inc.	9,907,480
142,000	Exelon Corp.	7,046,040
240,000	Northeast Utilities	5,697,600
280,500	NSTAR	8,925,510
110,000	Pepco Holdings Inc.	1,636,800
30,000	Red Electrica Corporacion SA	1,535,208
16,666	UIL Holdings Corp.	439,816

		46,487,504

	Energy and Utilities: Global Utilities — 4.5%
4,000	Areva SA	2,308,593
24,000	Chubu Electric Power Co. Inc.	582,855
4,000	EDP — Energias de Portugal SA, ADR	184,000
195,000	Electric Power Development Co. Ltd.	6,180,304
300	Electricite de France	17,797
27,000	Enagas	564,212
182,400	Enel SpA	1,157,750
58,800	GDF Suez, Strips	86
100,000	Hera SpA	243,356
22,000	Hokkaido Electric Power Co. Inc.	457,818
24,400	Hokuriku Electric Power Co.	621,111
95,000	Huaneng Power International Inc., ADR	2,530,800
35,000	Iberdrola SA, ADR	1,369,900
47,028	Iberdrola SA, London	461,430
10,000	Iberdrola SA, Madrid	98,118
225,000	Korea Electric Power Corp., ADR†	3,429,000
55,000	Kyushu Electric Power Co. Inc.	1,246,867
9,075	National Grid plc, ADR	442,406
2,000	Niko Resources Ltd.	156,447
24,000	Shikoku Electric Power Co. Inc.	732,580
2,000	Snam Rete Gas SpA	9,731
24,000	The Chugoku Electric Power Co. Inc.	527,778
140,000	The Kansai Electric Power Co. Inc.	3,384,393
34,000	The Tokyo Electric Power Co. Inc.	891,996
145,000	Tohoku Electric Power Co. Inc.	3,230,658

		30,829,986

	Energy and Utilities: Merchant Energy — 1.5%
38,000	Mirant Corp.†	624,340
40,000	Mirant Corp. — Old, Escrow† (a)	0
15,000	Mirant Corp., Escrow† (a)	0
640,000	The AES Corp.†	9,484,800

		10,109,140

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Integrated — 10.2%
1,000,000	El Paso Corp.	$10,320,000
21,000	Energen Corp.	905,100
565,000	National Fuel Gas Co.	25,882,650
240,000	ONEOK Inc.	8,788,800
740,000	Southern Union Co.	15,384,600
480,000	Spectra Energy Corp.	9,091,200

		70,372,350

	Energy and Utilities: Natural Gas Utilities — 4.0%
105,000	Atmos Energy Corp.	2,958,900
160,690	Corning Natural Gas Corp.	2,490,695
24,300	Delta Natural Gas Co. Inc.	643,950
27,000	Nicor Inc.	987,930
65,000	Piedmont Natural Gas Co. Inc.	1,556,100
3,000	RGC Resources Inc.	82,620
70,000	South Jersey Industries Inc.	2,471,000
467,000	Southwest Gas Corp.	11,945,860
130,000	The Laclede Group Inc.	4,180,800
1,000	WGL Holdings Inc.	33,140

		27,350,995

	Energy and Utilities: Natural Resources — 0.4%
14,000	Alliance Holdings GP LP	288,820
10,000	Anadarko Petroleum Corp.	627,300
5,000	Atlas Energy Inc.	135,350
18,000	Compania de Minas Buenaventura SA, ADR	633,780
34,000	Peabody Energy Corp.	1,265,480
25,000	Uranium One Inc.†	60,010
50,000	Uranium Resources Inc.†	57,500

		3,068,240

	Energy and Utilities: Services — 2.3%
265,000	ABB Ltd., ADR	5,310,600
4,000	BJ Services Co.	77,720
4,000	Cameron International Corp.†	151,280
278,000	Halliburton Co.	7,539,360
1,000	Pike Electric Corp.†	11,980
45,000	Tenaris SA, ADR	1,602,900
2,500	Transocean Ltd.†	213,825
50,000	Weatherford International Ltd.†	1,036,500

		15,944,165

	Energy and Utilities: Water — 1.1%
3,000	American States Water Co.	108,540
90,000	American Water Works Co. Inc.	1,794,600
54,000	Aqua America Inc.	952,560
2,000	California Water Service Group	77,880
3,000	Consolidated Water Co. Ltd.	48,990
13,000	Middlesex Water Co.	196,040
85,000	Pennichuck Corp.	1,849,600
100,000	SJW Corp.	2,285,000
1,650	The York Water Co.	22,869
7,727	United Utilities Group plc, ADR	113,046

		7,449,125

	Diversified Industrial — 1.3%
15,000	Bouygues SA	762,775
480,000	General Electric Co.	7,881,600
18,000	Mueller Water Products Inc., Cl. A	98,640

		8,743,015

	Environmental Services — 0.1%
8,250	Veolia Environnement	316,184

	Exchange Traded Funds — 1.3%
95,000	Utilities HOLDRS Trust	8,923,350

	TOTAL ENERGY AND UTILITIES	513,576,480

	COMMUNICATIONS — 15.4%
	Cable and Satellite — 3.4%
353,000	Cablevision Systems Corp., Cl. A	8,383,750
10,000	Cogeco Cable Inc.	283,192
40,000	Cogeco Inc.	952,319
100,000	DISH Network Corp., Cl. A†	1,926,000
30,000	EchoStar Corp., Cl. A†	553,800
125,000	Liberty Global Inc., Cl. A†	2,821,250
10,000	Liberty Media Corp. — Entertainment, Cl. A†	311,100
6,000	Mediacom Communications Corp., Cl. A†	34,560
40,000	Rogers Communications Inc., Cl. B	1,128,000
12,000	Shaw Communications Inc., Cl. B	216,120
140,000	The DIRECTV Group Inc.†	3,861,200
42,000	Time Warner Cable Inc.	1,809,780
50,000	Tokyo Broadcasting System Holdings Inc.	850,554
38,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	257,686

		23,389,311

	Telecommunications — 8.0%
400	AboveNet Inc.†	19,504
230,000	AT&T Inc.	6,212,300
200	Atlantic Tele-Network Inc.	10,684
190,000	BCE Inc.	4,687,300
56,000	Belgacom SA	2,181,456
28,000	CenturyTel Inc.	940,800
550,000	Cincinnati Bell Inc.†	1,925,000
420,000	Deutsche Telekom AG, ADR	5,737,200
200	Hutchison Telecommunications International Ltd.	41
600	Mobistar SA	41,521
155,000	Nippon Telegraph & Telephone Corp.	7,183,201
44,000	Orascom Telecom Holding SAE, GDR†	1,367,960
37,500	Philippine Long Distance Telephone Co., ADR	1,927,500
270,000	Portugal Telecom SGPS SA	2,858,596
55,000	Portugal Telecom SGPS SA, ADR	583,550
2,000	PT Indosat Tbk	1,128
See accompanying notes to schedule of investments.

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
1,250,000	Sprint Nextel Corp.†	$4,937,500
5,000	Swisscom AG, ADR	178,500
600	Tele2 AB, Cl. B	7,961
25,000	Telecom Italia SpA, ADR	438,250
3,566	Telefonica SA, ADR	295,657
120,000	Telekom Austria AG	2,163,428
73,000	Telephone & Data Systems Inc.	2,263,730
15,000	Telephone & Data Systems Inc., Special	445,200
44,000	tw telecom inc.†	591,800
260,000	Verizon Communications Inc.	7,870,200

		54,869,967

	Wireless Communications — 4.0%
16,000	America Movil SAB de CV, Cl. L, ADR	701,280
42,000	China Mobile Ltd., ADR	2,062,620
27,000	China Unicom Hong Kong Ltd., ADR	384,480
20,000	Clearwire Corp., Cl. A†	162,600
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	34
71,500	Millicom International Cellular SA†	5,200,910
2,600	Mobile TeleSystems OJSC, ADR	125,502
180	MobileOne Ltd.	226
4,200	NTT DoCoMo Inc.	6,709,519
165,000	Price Communications Corp., Escrow† (a)	0
35,000	SK Telecom Co. Ltd., ADR	610,750
200	SmarTone Telecommunications Holdings Ltd.	154
50,000	Turkcell Iletisim Hizmetleri A/S, ADR	893,500
88,000	United States Cellular Corp.†	3,438,160
252,000	Vimpel-Communications, ADR†	4,712,400
130,000	Vodafone Group plc, ADR	2,925,000

		27,927,135

	TOTAL COMMUNICATIONS	106,186,413

	OTHER — 3.0%
	Aviation: Parts and Services — 1.6%
1,500,000	Rolls-Royce Group plc†	11,286,199

	Building and Construction — 0.1%
6,000	Acciona SA	816,554

	Business Services — 0.2%
160,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,120,000

	Entertainment — 0.5%
110,000	Vivendi	3,403,696

	Health Care — 0.1%
12,000	TSUMURA & Co.	433,131

	Transportation — 0.5%
124,000	GATX Corp.	3,465,800

	TOTAL OTHER	20,525,380

	TOTAL COMMON STOCKS	640,288,273

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	ENERGY AND UTILITIES — 0.1%
	Energy and Utilities: Natural Gas Integrated — 0.1%
800	El Paso Corp., 4.990% Cv. Pfd. (b)	744,680

	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
18,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	621,000

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,365,680

	WARRANTS — 0.1%
	ENERGY AND UTILITIES — 0.0%
	Energy and Utilities: Merchant Energy — 0.0%
3,480	Mirant Corp., Ser. A, expire 01/03/11†	5,150
38,363	Mirant Corp., Ser. B, expire 01/03/11†	74,041

		79,191

	TOTAL ENERGY AND UTILITIES	79,191

	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
86,000	Bharti Airtel Ltd., expire 09/19/13† (b)	748,545

	TOTAL WARRANTS	827,736

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.7%
$46,285,000	U.S. Treasury Bills, 0.065% to 0.310%††, 10/01/09 to 03/25/10	46,275,906

	TOTAL INVESTMENTS — 100.0% (Cost $696,532,066)	$688,757,595

	Aggregate book cost	$696,532,066

	Gross unrealized appreciation	$50,512,367
	Gross unrealized depreciation	(58,286,838)

	Net unrealized appreciation/depreciation	$(7,774,471)

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $0 or 0.00% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of Rule 144A securities amounted to $1,493,225 or 0.22% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
See accompanying notes to schedule of investments.

The Gabelli Utilities Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Utilities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	$10,109,140	—	$0	$10,109,140
Other Industries (a)	503,467,340	—	—	503,467,340
COMMUNICATIONS
Wireless Communications	27,927,135	—	0	27,927,135
Other Industries (a)	78,259,278	—	—	78,259,278
OTHER
Other Industries (a)	20,525,380	—	—	20,525,380

Total Common Stocks	640,288,273	—	0	640,288,273

Convertible Preferred Stocks (a)	1,365,680	—	—	1,365,680
Warrants
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	79,191	—	—	79,191
COMMUNICATIONS
Telecommunications	—	$748,545	—	748,545

Total Warrants	79,191	748,545	—	827,736

U.S. Government Obligations	—	46,275,906	—	46,275,906

TOTAL INVESTMENTS IN SECURITIES	$641,733,144	$47,024,451	$0	$688,757,595

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
Contract for Difference Swap Agreement	$—	$(6,041)	$—	$(6,041)

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the investment.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Gabelli Utilities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Current notional amounts are an indicator of the volume of the Fund’s derivative activities during the period.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at September 30, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Depreciation
	Market Value	One month LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$107,607 (22,000 Shares)	International Power plc	International Power plc	6/25/10	$(6,041)
For open derivative instruments as of September 30, 2009, see the preceding table, which is also indicative of activity for the year ended December 31, 2008.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.

The Gabelli Utilities Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio Manager
Executive Officer	Gabelli-O’Connor Fixed Income
GAMCO Investors, Inc.	Mutual Fund Management Co.

Anthony J. Colavita	Werner J. Roeder, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.
Officers

Bruce N. Alpert	Peter D. Goldstein
President	Chief Compliance Officer

Agnes Mullady
Secretary and Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q309SR
The Gabelli Utilities Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/25/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/25/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/25/09

*	Print the name and title of each signing officer under his or her signature.